Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012
Fair Value Measurements
4.	FAIR VALUE MEASUREMENTS

The Company follows the accounting standards for fair value, whereas fair value is a market-based measurement, not an entity-specific measurement. The Company’s fair value measurements are based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, fair value accounting standards establish a fair value hierarchy which prioritizes the inputs used in measuring fair value as follows: Level 1- observable inputs such as quoted prices in active markets; Level 2- observable inputs other than those included in Level 1 such as quoted prices for similar assets and liabilities in active or inactive markets that are observable either directly or indirectly, or other inputs that are observable or can be corroborated by observable market data; and Level 3- unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions. Any transfers of assets or liabilities between Level 1, Level 2, and Level 3 of the fair value hierarchy will be recognized as of the end of the reporting period in which the transfer occurs. There were no transfers between fair value levels in any of the periods presented below.

The Company’s assets and liabilities measured at fair value on a recurring basis as of March 30, 2013 and December 29, 2012, aggregated by the level in the fair value hierarchy within which those measurements fall, are as follows (in thousands):

Description	Level 1	Level 2	Level 3	Total
Recurring fair value measurements:
Money market funds	$20,000	$—	$—	$20,000

Balance at March 30, 2013	$20,000	$—	$—	$20,000

Recurring fair value measurements:
Interest rate swap derivative liability	$—	$(2,034)	$—	$(2,034)

Balance at December 29, 2012	$—	$(2,034)	$—	$(2,034)

Description	Level 1	Level 2	Level 3	Total
Nonrecurring fair value measurements:
Assets held for sale	$—	$—	$10,930	$10,930

Balance at March 30, 2013	$—	$—	$10,930	$10,930

Nonrecurring fair value measurements:
Assets held for sale	$—	$—	$23,400	$23,400
Property and equipment	—	—	3,361	3,361
Contingent consideration payable for business acquisitions	—	—	5,500	5,500

Balance at December 29, 2012	$—	$—	$32,261	$32,261

Recurring Fair Value Measurements

Derivative Instruments

The Company’s objective in using interest rate swap agreements from time to time is to manage its exposure to interest rate movements on a variable-rate term loan obligation. The Company recorded its interest rate swap derivatives in its consolidated balance sheets at fair value. Fair value was estimated based on projections of cash flows and future interest rates. The determination of fair value included the consideration of any credit valuation adjustments necessary, giving consideration to the creditworthiness of the respective counterparties or the Company, as appropriate.

In 2008, the Company entered into three interest rate swaps to hedge the variable cash flows associated with a variable-rate term loan (the “2007 Term Loan”). The interest rate swaps were designated as cash flow hedges of interest rate risk. The Company effectively paid a fixed rate of 6.0% on the notional amount of the term loan covered by the interest rate swaps. The interest rate swaps expired in January 2013.

At December 29, 2012, the fair value of the Company’s interest rate swap derivative financial instruments, classified under Level 2 of the fair value hierarchy, was $2 million. The interest rate swap derivative financial instruments were included in the Company’s consolidated balance sheets in accrued expenses and other current liabilities.

The effect of the Company’s interest rate swap derivative financial instruments in the consolidated statement of other comprehensive loss for the 13-weeks ended March 30, 2013 and March 31, 2012, is as follows (in thousands):

Effect of Interest Rate Swap Derivative Instruments in the Consolidated Statements of Comprehensive Income (Loss)
Derivatives in Cash Flow Hedging Relationships	Amount of Loss Recognized in Other Comprehensive Loss on Derivative (Effective Portion), net of tax	Location of Loss Reclassified From Accumulated Other Comprehensive Loss	Amount of Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective portion), net of tax	Location of Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Income Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)

For the 13-weeks ended March 30, 2013:

Interest rate swap derivative	$(255)	Interest expense — net	$(797)	Interest expense — net	$645

For the 13-weeks ended March 31, 2012:

Interest rate swap derivative	$(1,267)	Interest expense — net	$(5,126)	Interest expense — net	$—

The Company reclassified $1 million from accumulated other comprehensive loss as an increase to interest expense when the interest rate swaps expired in January 2013 and recognized a credit to interest income of $1 million related to the ineffective portion of the interest rate swap derivatives.

Money Market Funds

Money market funds include highly liquid investments with an original maturity of three months or less. They are valued using quoted market prices in active markets and are classified under Level 1 within the fair value hierarchy. The Company held no money market funds at December 29, 2012.

Nonrecurring Fair Value Measurements

Property and Equipment

Property and equipment held and used by the Company are tested for recoverability whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. No impairments to the Company’s long-lived assets were recognized during the first quarters of 2013 and 2012.

The Company is required to record Assets Held for Sale at the lesser of the depreciated carrying amount or estimated fair value less costs to sell. During the first quarter of 2013, certain Assets Held for Sale were adjusted to equal their estimated fair value, less costs to sell, resulting in tangible asset impairment charges of $2 million. No impairments to the Company’s Assets Held for Sale were recognized during the first quarter of 2012. Fair value was estimated by the Company based on information received from real estate brokers. The amounts included in the tables above, classified under Level 3 within the fair value hierarchy, represent the estimated fair values of those property and equipment that became the new carrying amounts at the time the impairments were recorded.

Other Fair Value Measurements

The carrying value of cash, restricted cash, accounts receivable, bank checks outstanding, accounts payable, accrued expenses and contingent consideration payable for business acquisitions approximate their fair values due to their short-term maturities.

The fair value of total debt approximated $5.0 billion and $4.9 billion as of March 30, 2013 and December 29, 2012, as compared to its aggregate carrying value of $4.8 billion. Fair value was estimated based upon a combination of the cash flows expected to be generated under the Company’s debt facilities, interest rates that are currently available to the Company for debt with similar terms and estimates of the Company’s overall credit risk.

4.	FAIR VALUE MEASUREMENTS

The Company follows the accounting standards for fair value, whereas fair value is a market-based measurement, not an entity-specific measurement. The Company’s fair value measurements are based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, fair value accounting standards establish a fair value hierarchy which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) observable inputs other than those included in Level 1 such as quoted prices for similar assets and liabilities in active or inactive markets that are observable either directly or indirectly, or other inputs that are observable or can be corroborated by observable market data; and (Level 3) unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions. Any transfers of assets or liabilities between Level 1, Level 2, and Level 3 of the fair value hierarchy will be recognized as of the end of the reporting period in which the transfer occurs. There were no transfers between fair value levels in any of the periods presented below.

The Company’s assets and liabilities measured at fair value on a recurring and nonrecurring basis as of December 29, 2012 and December 31, 2011, aggregated by the level in the fair value hierarchy within which those measurements fall are as follows (in thousands):

Description	Level 1	Level 2	Level 3	Total
Recurring fair value measurements:
Interest rate swap derivative liability	$—	$(2,034)	$—	$(2,034)

Balance at December 29, 2012	$—	$(2,034)	$—	$(2,034)

Money market funds	$64,400	$—	$—	$64,400
Interest rate swap derivative liability	—	(29,685)	—	(29,685)

Balance at December 31, 2011	$64,400	$(29,685)	$—	$34,715

Description	Level 1	Level 2	Level 3	Total
Nonrecurring fair value measurements:
Assets held for sale	$—	$—	$23,400	$23,400
Property and equipment	—	—	3,361	3,361
Contingent consideration payable for business acquisitions	—	—	5,500	5,500

Balance at December 29, 2012	$—	$—	$32,261	$32,261

Assets held for sale	$—	$—	$32,300	$32,300

Balance at December 31, 2011	$—	$—	$32,300	$32,300

Recurring Fair Value Measurements

Derivative Instruments

The Company’s objective in using interest rate swap agreements is to manage its exposure to interest rate movements on its variable-rate term loan obligations. The Company records its interest rate swap derivatives in its consolidated balance sheets at fair value. Fair value is estimated based on projections of cash flows and future interest rates. The determination of fair value includes the consideration of any credit valuation adjustments necessary, giving consideration to the creditworthiness of the respective counterparties or the Company, as appropriate.

In 2008, the Company entered into three interest rate swaps to hedge the variable cash flows associated with a variable-rate term loan (the “2007 Term Loan”). The interest rate swaps are designated as cash flow hedges of interest rate risk. The Company effectively pays a fixed rate of 6.0% on the notional amount of the term loan covered by the interest rate swaps. At December 29, 2012, the notional amount of the 2007 Term Loan hedged by the three interest rate swaps was $0.7 billion. The interest rate swaps expired in January 2013.

At December 29, 2012 and December 31, 2011, the fair value of the Company’s interest rate swap derivative financial instruments, classified under Level 2 of the fair value hierarchy, was $2 million and $30 million, respectively. The interest rate swap derivative financial instruments are included in the Company’s consolidated balance sheets in accrued expenses and other current liabilities.

The effective portions of changes in the fair value of the Company’s interest rate swap derivative financial instruments are initially reported in other comprehensive loss and subsequently reclassified to income when the hedged interest affects income. As a result of the 2012 amendments of the 2007 Term Loan (see Note 11 — Debt), the Company recognized a charge of $1 million to interest expense to reflect the ineffective portion of its interest rate swap derivative during 2012.

The effect of the Company’s interest rate swap derivative financial instruments in the consolidated statements of other comprehensive loss for the fiscal years ended December 29, 2012 and December 31, 2011, is as follows (in thousands):

Effect of Interest Rate Swap Derivative Instruments in the Consolidated Statements of Comprehensive Income (Loss)
Derivatives in Cash Flow Hedging Relationships	Amount of Loss Recognized in Other Comprehensive Loss on Derivative (Effective Portion), net of tax	Location of Loss Reclassified From Accumulated Other Comprehensive Loss	Amount of Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective portion), net of tax	Location of Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)

For the year ended December 29, 2012:

Interest rate swap derivative	$(1,479)	Interest expense — net	$(19,049)	Interest expense — net	$645

For the year ended December 31, 2011:

Interest rate swap derivative	$(5,913)	Interest expense — net	$(23,419)	Interest expense — net	$—

The Company reclassified $1 million from accumulated other comprehensive loss as an increase to interest expense when the interest rate swaps expired in January 2013.

Credit Risk-Related Contingent Features

The Company has agreements with each of its interest rate swap derivative counterparties that contain a provision where the Company could be declared in default on its interest rate swap derivative obligations if repayment of the underlying indebtedness is accelerated by the lender due to the Company’s default on the indebtedness. The Company is not required to provide collateral to its interest rate swap derivative counterparties.

As of December 29, 2012, the fair value and termination value of the interest rate swap derivatives in a liability position related to these agreements was $2 million.

Money Market Funds

Money market funds include highly liquid investments with an original maturity of three months or less. They are valued using quoted market prices in active markets and are classified under Level 1 within the fair value hierarchy.

Nonrecurring Fair Value Measurements

Property and Equipment

Property and equipment held and used by the Company are tested for recoverability whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. During 2012 and 2011, the Company estimated the fair value of various property and equipment for purposes of recording necessary impairment charges. Fair value was estimated by the Company based on information received from real estate brokers. During 2012 and 2011, the Company recorded tangible asset impairment charges of $5 million and $4 million, respectively, for property and equipment not classified as Assets Held for Sale, to reduce the carrying value of these assets to their estimated fair value.

The Company is required to record Assets Held for Sale at the lesser of the depreciated carrying amount or estimated fair value less costs to sell. During 2012 and 2011, certain Assets Held for Sale were adjusted to equal their estimated fair value, less costs to sell, resulting in tangible asset impairment charges of $3 million and $5 million, respectively.

The amounts included in the tables above represent the estimated fair values of those property and equipment that became the new carrying amounts at the time the impairments were recorded.

Contingent Consideration Payable for Business Acquisitions

Certain 2012 business acquisitions involve contingent consideration in the event certain operating results are achieved over a one year period from the date of acquisition. The amount included in the above table represents the estimated fair value of the contingent consideration.

Other Fair Value Measurements

The carrying value of cash, restricted cash, accounts receivable, bank checks outstanding, trade accounts payable and accrued expenses approximate their fair values due to their short-term maturities.

The fair value of total debt approximated $4.9 billion and $4.5 billion as of December 29, 2012 and December 31, 2011, as compared to its aggregate carrying value of $4.8 billion and $4.6 billion, respectively. Fair value, measured under Level 3 of the fair value hierarchy, was estimated based upon a combination of the cash flows expected to be generated under the Company’s debt facilities, interest rates that are currently available to the Company for debt with similar terms and estimates of the Company’s overall credit risk.